Form N-1A Supplement	May 21, 2026
KraneShares Eastern US Carbon Strategy ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated May 21, 2026 to the Fund’s Summary Prospectus, dated August 1, 2025, which may be supplemented and amended from time to time.

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.